Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Disclosure of detailed information about cash and cash equivalents [Table Text Block]
	December 31, 2025	December 31, 2024
	$	$
Cash held in banks	98,799	23,454
Short‐term investments	9,528	82,321
Cash and cash equivalents	108,327	105,775